[american century investments logo and text logo]

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

INTERNATIONAL VALUE FUND

Supplement dated September 28, 2007 * Prospectus dated April 1, 2007

American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

CAPITAL GROWTH FUND * FUNDAMENTAL EQUITY FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND

Supplement dated September 28, 2007 * Prospectuses dated March 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUSES.

THE FIRST PARAGRAPH UNDER THE HEADING INVESTING DIRECTLY WITH AMERICAN CENTURY
IS DELETED.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

INTERNATIONAL VALUE PROSPECTUS ONLY

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE INVESTMENT ADVISOR SECTION
ON PAGE 9 OF THE PROSPECTUS:

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has hired Templeton Investment Counsel, LLC
(Templeton), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, a
wholly owned indirect subsidiary of Franklin Resources, Inc. (Franklin), as a subadvisor to make day-to-day investment decisions for the fund. Templeton has appointed Franklin Templeton Investments (Asia) Limited (Franklin Asia), 8
Connaught Road Central, Chater House-17th Floor, Hong Kong, a wholly owned indirect subsidiary of Franklin, as an additional subadvisor to make day-to-day investment decisions for the fund. Templeton and Franklin Asia perform this function under the supervision of the advisor and the fund's Board of Directors.
In addition, ACGIM has hired ACIM to make the day-to-day investment decisions for the cash portion of the fund.

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 10 OF THE
PROSPECTUS:

THE FUND MANAGEMENT TEAM

The advisor provides investment advisory and management services for the fund.
Templeton and Franklin Asia make the day-to-day investment decisions for the fund under the supervision of the advisor and the fund's Board of Directors.

The portfolio managers on the Investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GARY P. MOTYL, Chief Investment Officer of Templeton Institutional Global
Equities and President of Templeton, has been a member of the team that manages
International Value since 2004. He joined Templeton in 1981. Mr. Motyl earned a bachelor's degree in finance from Lehigh University in Pennsylvania and an MBA from Pace University in New York. He is a CFA charterholder.

DR. GUANG YANG, Executive Vice President of Templeton, has been a member of the team that manages International Value since 2004. He joined Franklin Asia in
2007 and Templeton in 1995. Dr. Yang earned a bachelor of science from the
University of Science and Technology of China and an MBA from the Harvard
Business School. He earned a Ph.D. in neuroscience from the Australian National
University. He is a CFA charterholder.

The SAI provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56785 0709

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

GLOBAL GROWTH FUND * INTERNATIONAL GROWTH FUND

Supplement dated September 28, 2007 * Prospectuses dated April 1, 2007

American Century Capital Portfolios, Inc.
PROSPECTUS SUPPLEMENT

LARGE COMPANY VALUE FUND * VALUE FUND

Supplement dated September 28, 2007 * Prospectuses dated August 1, 2007

American Century Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

SELECT FUND

Supplement dated September 28, 2007 * Prospectus dated March 1, 2007

American Century Strategic Asset Allocations, Inc.
PROSPECTUS SUPPLEMENT

STRATEGIC ALLOCATION: CONSERVATIVE FUND * STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Supplement dated September 28, 2007 * Prospectus dated April 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUSES.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56784 0709